Note 22 - Share Capital	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of share capital, reserves and other equity interest [text block]

22.    Share capital

a)	Ownership structure

As of December 31, 2024 and 2023, the Company’s ownership structure is as follow:

	12/31/2024		12/31/2023
	Number of common shares	% of voting capital and total shares	Number of common shares	% of voting capital and total shares
A10 Investimentos Ltda.	47,684,968	42.86%	47,684,968	43.33%
BlackRock, Inc.	1,377,231	1.24%	5,438,129	4.94%
Fitpart Fund Administration Services Limited	8,238,230	7.40%	5,462,539	4.96%
Appian Way Asset Management LP	4,712,425	4.24%	-	-
Nucleo Capital Ltda	1,456,112	1.31%	2,996,787	2.72%
Others	47,798,313	42.96%	48,477,048	44.05%
	111,267,279	100.00%	110,059,471	100.00%

b)	Authorized share capital

The authorized share capital consists of an unlimited number of common shares. The common shares do not have a par value. All issued shares are fully paid.

c)	Common shares issued by the Company for the year ended December 31, 2024, and 2023:

	Number of common shares	Amount ($)
Balance, January 1st, 2023	104,710,042	276,711
Exercise of RSUs	5,339,429	109,282
Exercise of stock options	10,000	42
Balance, December 31, 2023	110,059,471	386,035

Exercise of RSUs	1,207,808	48,619
Balance, December 31, 2024	111,267,279	434,654

d)	Reserve for tax incentives

On October 4, 2024, the Northeast Development Authority – “SUDENE” approved Sigma Lithium for the tax benefit of a 75% reduction in income tax (a federal tax), also known as Profit from Exploration, and issued the Constitutive Report. This tax benefit will allow the Company to reduce its current income tax expenses by approximately 75%, starting in 2024, for the next ten years. The tax incentive received by Sigma can be granted to new ventures located in the SUDENE, SUDAM areas, Espírito Santo, and cities in northern Minas Gerais (such as Araçuaí and Itinga) and applies to projects for implementation, modernization, expansion, or diversification of these companies. The amount saved cannot be distributed to the shareholders and will be added to a reserve account for tax incentives within the equity accounts. As of December 31, 2024, the Company recognized a reserve for tax incentives in the amount of $3,440.